Loans to and Investments in Associated Companies - Summary of Loans to and Investments in Associated Companies (Details) $ in Thousands				2 Months Ended	3 Months Ended					6 Months Ended	11 Months Ended		12 Months Ended
	Nov. 29, 2019 USD ($)	Jun. 05, 2018 USD ($)	Oct. 31, 2017 USD ($)	Nov. 30, 2018 USD ($)	Nov. 30, 2019 USD ($)	Aug. 31, 2019 USD ($)	May 31, 2019 USD ($)	Feb. 28, 2019 USD ($)	Sep. 30, 2018 USD ($)	Nov. 30, 2018 USD ($)	Nov. 30, 2018 USD ($)	Nov. 30, 2017 USD ($)	Nov. 30, 2019 USD ($) Seat	Dec. 31, 2017 USD ($)	Jul. 01, 2019	Jun. 30, 2019	Jun. 04, 2018	Dec. 31, 2016 USD ($)
Equity Method Investment [Roll Forward]
Loans to and investments in associated companies beginning balance								$ 2,417,332			$ 2,066,829	$ 2,125,098	$ 2,417,332	$ 2,125,098
Income (loss) related to associated companies											57,023	(76,864)	202,995	(74,901)
Income (losses) related to Jefferies associated companies											73,662		85,169	109,395
Contributions to (distributions from) associated companies, net											(180,876)		(311,957)	80,942
Other, including foreign exchange and unrealized gains (losses)											400,694		(740,582)	(173,705)
Loans to and investments in associated companies ending balance				$ 2,417,332	$ 1,652,957					$ 2,417,332	2,417,332		$ 1,652,957	2,066,829
Number of seats in investment committee retained by Company | Seat													2
Number of seats in investment committee | Seat													4
National Beef | Discontinued operations, disposed of by sale
Equity Method Investment [Roll Forward]
Ownership percentage		48.00%
Percentage of equity interest sold	31.00%	48.00%
National Beef | Disposal group, disposed of by sale, not discontinued operations
Equity Method Investment [Roll Forward]
Percentage of equity interest sold	31.00%				31.00%
Proceeds from sale of associated companies	$ 790,600
Garcadia Companies | Disposal group, disposed of by sale, not discontinued operations
Equity Method Investment [Roll Forward]
Percentage of equity interest sold									100.00%
Jefferies Finance
Equity Method Investment [Roll Forward]
Loans to and investments in associated companies beginning balance								728,560			655,467	490,464	$ 728,560	490,464
Income (loss) related to associated companies											0		0	0
Income (losses) related to Jefferies associated companies											59,138		(1,286)	90,204
Contributions to (distributions from) associated companies, net											13,955		(53,407)	74,799
Other, including foreign exchange and unrealized gains (losses)											0		0	0
Loans to and investments in associated companies ending balance				728,560	$ 673,867					728,560	728,560		$ 673,867	655,467
Equity method investment, ownership percentage					50.00%								50.00%
Berkadia
Equity Method Investment [Roll Forward]
Loans to and investments in associated companies beginning balance								245,228			210,594	184,443	$ 245,228	184,443
Income (loss) related to associated companies											80,092		0	93,801
Income (losses) related to Jefferies associated companies											20,001		88,174	0
Contributions to (distributions from) associated companies, net											(65,197)		(65,045)	(67,384)
Other, including foreign exchange and unrealized gains (losses)											(262)		592	(266)
Loans to and investments in associated companies ending balance				245,228	$ 268,949					245,228	245,228		$ 268,949	210,594
Equity method investment, ownership percentage					50.00%								50.00%
National Beef
Equity Method Investment [Roll Forward]
Loans to and investments in associated companies beginning balance								653,630			0		$ 653,630
Income (loss) related to associated companies				26,800	$ 94,100	$ 75,900	$ 34,900	27,100	$ 58,900	110,000	110,049		232,042
Income (losses) related to Jefferies associated companies											0		0
Contributions to (distributions from) associated companies, net											(48,656)		(300,248)
Other, including foreign exchange and unrealized gains (losses)											592,237		(585,424)
Loans to and investments in associated companies ending balance		$ 592,300		653,630	0					653,630	653,630		0	0
Ownership percentage																	79.00%
Equity method investment, ownership percentage		31.00%
Percentage of equity interest sold	31.00%
FXCM
Equity Method Investment [Roll Forward]
Loans to and investments in associated companies beginning balance								75,031			158,856	336,258	75,031	336,258
Income (loss) related to associated companies											(83,174)		(8,212)	(177,644)
Income (losses) related to Jefferies associated companies											0		0	0
Contributions to (distributions from) associated companies, net											0		3,500	0
Other, including foreign exchange and unrealized gains (losses)											(651)		(96)	242
Loans to and investments in associated companies ending balance				75,031	70,223					75,031	75,031		70,223	158,856
Jefferies LoanCore
Equity Method Investment [Roll Forward]
Loans to and investments in associated companies beginning balance											0	154,731		154,731
Income (loss) related to associated companies														0
Income (losses) related to Jefferies associated companies														22,368
Contributions to (distributions from) associated companies, net														(3,994)
Other, including foreign exchange and unrealized gains (losses)														(173,105)
Loans to and investments in associated companies ending balance														0
Equity method investment, ownership percentage			48.50%
Proceeds from sale of associated companies			$ 173,100
Linkem
Equity Method Investment [Roll Forward]
Loans to and investments in associated companies beginning balance								165,157			192,136	154,000	165,157	154,000
Income (loss) related to associated companies											(20,534)		(27,956)	(32,561)
Income (losses) related to Jefferies associated companies											0		0	0
Contributions to (distributions from) associated companies, net											542		66,996	31,996
Other, including foreign exchange and unrealized gains (losses)											(6,987)		(9,350)	38,701
Loans to and investments in associated companies ending balance				165,157	$ 194,847					165,157	165,157		$ 194,847	192,136
Equity method investment, ownership percentage					42.00%								42.00%
HomeFed
Equity Method Investment [Roll Forward]
Loans to and investments in associated companies beginning balance								337,542			341,874	302,231	$ 337,542	302,231
Income (loss) related to associated companies											(4,332)		7,902	7,725
Income (losses) related to Jefferies associated companies											0		0	0
Contributions to (distributions from) associated companies, net											0		0	31,918
Other, including foreign exchange and unrealized gains (losses)											0		(345,444)	0
Loans to and investments in associated companies ending balance				337,542	$ 0					337,542	337,542		0	341,874
Ownership percentage															100.00%
Equity method investment, ownership percentage																70.00%
Real estate associated companies
Equity Method Investment [Roll Forward]
Loans to and investments in associated companies beginning balance								87,074			123,010	161,400	87,074	161,400
Income (loss) related to associated companies											11,288		(353)	(6,224)
Income (losses) related to Jefferies associated companies											0		0	0
Contributions to (distributions from) associated companies, net											(47,224)		(29,685)	35,204
Other, including foreign exchange and unrealized gains (losses)											0		198,273	(67,370)
Loans to and investments in associated companies ending balance				87,074	255,309					87,074	87,074		255,309	123,010
Loans to and investments in associated companies, related to noncontrolling interest																		$ 95,300
Golden Queen
Equity Method Investment [Roll Forward]
Loans to and investments in associated companies beginning balance								63,956			105,005	111,302	63,956	111,302
Income (loss) related to associated companies											(51,990)		6,740	(7,733)
Income (losses) related to Jefferies associated companies											0		0	0
Contributions to (distributions from) associated companies, net											10,941		7,500	1,436
Other, including foreign exchange and unrealized gains (losses)											0		0	0
Loans to and investments in associated companies ending balance				63,956	78,196					63,956	63,956		78,196	105,005
Loans to and investments in associated companies, related to noncontrolling interest				15,100	$ 15,700					15,100	15,100		15,700	30,500
Garcadia Companies
Equity Method Investment [Roll Forward]
Loans to and investments in associated companies beginning balance								0			179,143	185,815	$ 0	185,815
Income (loss) related to associated companies											21,646			48,198
Income (losses) related to Jefferies associated companies											0			0
Contributions to (distributions from) associated companies, net											(26,962)			(54,870)
Other, including foreign exchange and unrealized gains (losses)											(173,827)			0
Loans to and investments in associated companies ending balance				0						0	0			179,143
54 Madison
Equity Method Investment [Roll Forward]
Equity method investment, ownership percentage					48.10%								48.10%
Number of seats in investment committee retained by Company | Seat													2
Number of seats in investment committee | Seat													4
Other
Equity Method Investment [Roll Forward]
Loans to and investments in associated companies beginning balance								$ 61,154			100,744	$ 44,454	$ 61,154	44,454
Income (loss) related to associated companies											(6,022)		(7,168)	(463)
Income (losses) related to Jefferies associated companies											(5,477)		(1,719)	(3,177)
Contributions to (distributions from) associated companies, net											(18,275)		58,432	31,837
Other, including foreign exchange and unrealized gains (losses)											(9,816)		867	28,093
Loans to and investments in associated companies ending balance				$ 61,154	$ 111,566					$ 61,154	$ 61,154		111,566	$ 100,744
Linkem and Gold Queen | Loans And Debt Securities
Equity Method Investment [Roll Forward]
Loans to and investments in associated companies ending balance					$ 70,200								$ 70,200
Jefferies Group | Berkadia
Equity Method Investment [Roll Forward]
Equity method investment, ownership percentage					50.00%								50.00%
Jefferies Group | Jefferies LoanCore
Equity Method Investment [Roll Forward]
Proceeds from sale of associated companies			$ 173,100